Commitments	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitment

22. Commitments

Leases

The Company has various commitments under noncancellable operating lease agreements, principally for railcars, office space and production equipment. The aggregate minimum annual rentals under all operating leases at December 31, 2011, are shown in the table below. Total rental expense related to operating leases was $11.6 million, $1.3 million, $14.6 million and $11.9 million, respectively, for the eleven months ended December 31, 2011, one month ended January 31, 2011 and years ended December 31, 2010 and 2009.

At December 31, 2011, minimum rental commitments under non-cancelable leases were approximately as follows:

Operating
(Millions of dollars)
2012	$9.2
2013	4.9
2014	4.2
2015	2.8
2016	2.5
Thereafter	8.4

Total minimum lease payments	$32.0

Purchase Obligations

Purchase obligations are agreements to purchase goods or services that are enforceable and legally binding and that specify all significant terms, including fixed or minimum quantities to be purchased, fixed, minimum or variable price provisions, and the approximate timing of the transaction. In the normal course of business, the Company enters into contractual agreements to purchase raw materials, process chemicals and utilities. Aggregate future payments under these contracts are shown in the table below.

	Payments Due by Year
Type of Obligation	2012	2013	2014	2015	2016	2017 and Thereafter	Total
	(Millions of dollars)
Ore contracts(1)	$365.1	$284.0	$312.0	$288.0	$—	$—	$1,249.1
Other purchase obligations	113.7	65.5	49.8	18.8	13.7	103.8	365.3

Total	$478.8	$349.5	$361.8	$306.8	$13.7	$103.8	$1,614.4

(1)	Approximately 71% of current annual usage acquired from one supplier.

Letters of Credit

At December 31, 2011, the Company had outstanding letters of credit in the amount of approximately $22.3 million, of which $17.6 million was outstanding under the Wells Revolver.

Other

The Company had entered into certain agreements that required it to indemnify third parties for losses related to environmental matters, litigation and other claims. No material obligations are presently known and, thus, no reserve has been recorded in connection with such indemnification agreements.

Labor Concentration—As of December 31, 2011, the Company had 925 employees, with 650 in the United States, 247 in Europe, 21 in Australia and 7 in other international locations. None of the Company’s employees in the United States are represented by collective bargaining agreements, and substantially all of its employees in Europe are represented by works’ councils. In addition, as of December 31, 2011, the Tiwest Joint Venture had 657 employees, all of whom were located in Australia. Approximately 48% of those employees are represented by collective bargaining agreements.